CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 1,200,457	$ 173,051	¥ 3,138,387
Restricted cash	1,151,940	166,057	31,436
Term deposits	26,361	3,800
Short-term investments	833,480	120,150	267,650
Accounts receivable (net of allowance for doubtful accounts of RMB38,214 and RMB51,719 as of December 31, 2015 and 2016, respectively)	424,892	61,250	350,860
Prepayments and other current assets	426,056	61,418	499,214
Total current assets	4,063,186	585,726	4,287,547
Non-current assets:
Property and equipment, net	1,480,921	213,481	799,315
Intangible assets, net	1,532,228	220,878	1,762,725
Land use rights, net	3,766	543	3,844
Goodwill	15,903,677	2,292,587	15,982,000
Long-term investments	2,118,461	305,386	2,510,280
Long-term prepayments and other non-current assets	223,767	32,257	1,034,583
Total non-current assets	21,262,820	3,065,132	22,092,747
Total assets	25,326,006	3,650,858	26,380,294
Current liabilities:
Short-term loans	1,842,720	265,636	1,785,740
Accounts payable (including accounts payable of the consolidated variable interest entities (“VIEs”) without recourse to the Company of RMB164,032 and RMB199,618 as of December 31, 2015 and 2016, respectively)	611,947	88,215	659,977
Deferred revenues (including deferred revenues of the consolidated VIEs without recourse to the Company of RMB749,997 and RMB859,956 as of December 31, 2015 and 2016, respectively)	1,845,846	266,087	1,344,563
Customer advances (including customer advances of the consolidated VIEs without recourse to the Company of RMB378,371 and RMB296,595 as of December 31, 2015 and 2016, respectively)	1,236,076	178,186	981,429
Taxes payable (including taxes payable of the consolidated VIEs without recourse to the Company of RMB17,471 and RMB14,740 as of December 31, 2015 and 2016, respectively)	62,084	8,950	66,336
Salary and welfare payable (including salary and welfare payable of the consolidated VIEs without recourse to the Company of RMB251,826 and RMB254,958 as of December 31, 2015 and 2016, respectively)	553,506	79,790	513,742
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Company of RMB79,012 and RMB205,441 as of December 31, 2015 and 2016, respectively)	727,904	104,931	2,181,205
Total current liabilities	6,880,083	991,795	7,532,992
Non-current liabilities:
Long-term loan	150,000	21,623
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to the Company of RMB376,893 and RMB329,611 as of December 31, 2015 and 2016, respectively)	373,810	53,886	430,117
Other non-current liabilities (including other non-current liabilities of the consolidated VIEs without recourse to the Company of RMB2,000 and RMB nil as of December 31, 2015 and 2016, respectively)	69,937	10,082	25,928
Total non-current liabilities	593,747	85,591	456,045
Total liabilities	7,473,830	1,077,386	7,989,037
Commitments and contingencies (Note 25)
Mezzanine equity:
Mezzanine classified noncontrolling interests	86,457	12,463	97,647
Total mezzanine equity	86,457	12,463	97,647
58.com Inc. shareholders' equity
Ordinary shares (US$0.00001 par value, 5,000,000,000 (including 4,800,000,000 Class A and 200,000,000 Class B) and 5,000,000,000 (including 4,800,000,000 Class A and 200,000,000 Class B) shares authorized, 283,068,677 (including 219,413,764 Class A and 63,654,913 Class B) and 289,670,997 (including 240,930,737 Class A and 48,740,260 Class B) shares issued and outstanding as of December 31, 2015 and 2016, respectively)	18	3	18
Additional paid-in capital	20,907,599	3,013,925	20,602,657
Accumulated deficit	(3,070,735)	(442,660)	(2,302,688)
Accumulated other comprehensive loss	(138,597)	(19,980)	(52,455)
Total 58.com Inc. shareholders' equity	17,698,285	2,551,288	18,247,532
Noncontrolling interests	67,434	9,721	46,078
Total shareholders' equity	17,765,719	2,561,009	18,293,610
Total liabilities, mezzanine equity and shareholders' equity	¥ 25,326,006	$ 3,650,858	¥ 26,380,294